STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2019
Share Based Compensation Abstract
Schedule of Stock Option Activities Table Text Block

Stock option activity during the years ended June 30, 2018 and 2019 was as follows:

	Number of Shares Outstanding (in thousands)	Weighted average exercise price per share	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Balance at June 30, 2017	4,554	$2.27	7.95	$8,230
Options granted	1,742	$4.17
Options exercised	(341)	$2.03
Options cancelled/forfeited/expired	(339)	$2.99

Balance at June 30, 2018	5,616	$2.83	7.75	$13,640
Options granted	5,706	$8.30
Options exercised	(809)	$2.10
Options cancelled/forfeited/expired	(486)	$4.92

Balance at June 30, 2019	10,027	$5.90	8.37	$75,223

Vested and expected to vest at June 30, 2019(1)	8,670	$5.66	8.23	$67,129

Vested at June 30, 2019	3,241	$2.68	6.46	$34,755

Schedule Of Stock Based Compensation Expense Table

Stock-based compensation expense during the years ended June 30, 2018 and 2019 was included in the following line items in the accompanying consolidated statements of operations (in thousands):

	Year ended June 30,
	2018	2019
Cost of revenue	$78	$331
Research and development	429	1,128
Sales and marketing	508	922
General and administrative	530	1,701

	$1,545	$4,082

Schedule of fair value of options

The fair value of options granted during the years ended June 30, 2018 and 2019 was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	Year ended June 30,
	2018	2019
Expected term (in years)	6.25	6.25
Expected volatility	45.0% to 55.1%	46.0% to 51.0%
Risk-free interest rate	2.05% to 2.89%	2.19% to 2.89%
Expected dividend yield	0%	0%